ACQUISITIONS AND GOODWILL - Goodwill reassigned (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Jul. 23, 2025	Mar. 26, 2025	Dec. 31, 2024
ACQUISITIONS AND GOODWILL
Goodwill assigned and subsequently derecognized	¥ 474,357	¥ 224,305	¥ 1,190,126